Summary of Significant Accounting Policies (Details) - Schedule of doubtful accounts for accounts receivable and contract assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of doubtful accounts for accounts receivable and contract assets [Abstract]
Balance	$ 20,903	$ 20,526
Provisions for doubtful accounts	1,329	552
Write offs	(8,937)
Changes due to foreign exchange	(412)	(175)
Balance	$ 12,883	$ 20,903